SIGNIFICANT ACCOUNTING POLICIES - Deferred Revenue (Details) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Accounting Policies [Abstract]
Deferred revenue	$ 1,810	$ 187	$ 7,927
Advanced equipment leasing payments		0	3,175
Advanced payments related to mobilization and seismic services		$ 187	$ 4,172